Fair Value of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured on Recurring Basis
The following table presents the balance of assets and liabilities measured at fair value on a recurring basis as of December 31, 2018:

	December 31, 2018
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Trading securities—fixed income:
U.S. treasuries	$—	$169,799	$—	$169,799
Government agency issued MBS	—	133,373	—	133,373
Government agency issued CMO	—	330,456	—	330,456
Other U.S. government agencies	—	76,733	—	76,733
States and municipalities	—	54,234	—	54,234
Corporate and other debt	—	682,068	—	682,068
Equity, mutual funds, and other	—	(19)	—	(19)
Total trading securities—fixed income	—	1,446,644	—	1,446,644
Trading securities—mortgage banking	—	—	1,524	1,524
Loans held-for-sale (elected fair value)	—	—	16,273	16,273
Securities available-for-sale:
U.S. treasuries	—	98	—	98
Government agency issued MBS	—	2,420,106	—	2,420,106
Government agency issued CMO	—	1,958,695	—	1,958,695
Other U.S. government agencies	—	149,786	—	149,786
States and municipalities	—	32,573	—	32,573
Corporate and other debt	—	55,310	—	55,310
Interest-Only Strip (elected fair value)	—	—	9,902	9,902
Total securities available-for-sale	—	4,616,568	9,902	4,626,470
Other assets:
Deferred compensation mutual funds	37,771	—	—	37,771
Equity, mutual funds, and other	22,248	—	—	22,248
Derivatives, forwards and futures	28,826	—	—	28,826
Derivatives, interest rate contracts	—	52,214	—	52,214
Derivatives, other	—	435	—	435
Total other assets	88,845	52,649	—	141,494
Total assets	$88,845	$6,115,861	$27,699	$6,232,405
Trading liabilities—fixed income:
U.S. treasuries	$—	$207,739	$—	$207,739
Other U.S. government agencies	—	98	—	98
Corporates and other debt	—	127,543	—	127,543
Total trading liabilities—fixed income	—	335,380	—	335,380
Other liabilities:
Derivatives, forwards and futures	30,236	—	—	30,236
Derivatives, interest rate contracts	—	71,853	—	71,853
Derivatives, other	—	84	31,540	31,624
Total other liabilities	30,236	71,937	31,540	133,713
Total liabilities	$30,236	$407,317	$31,540	$469,093

The following table presents the balance of assets and liabilities measured at fair value on a recurring basis as of December 31, 2017:

	December 31, 2017
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Trading securities—fixed income:
U.S. treasuries	$—	$128,995	$—	$128,995
Government agency issued MBS	—	227,038	—	227,038
Government agency issued CMO	—	275,014	—	275,014
Other U.S. government agencies	—	54,699	—	54,699
States and municipalities	—	34,573	—	34,573
Corporate and other debt	—	693,877	—	693,877
Equity, mutual funds, and other	—	(2)	—	(2)
Total trading securities—fixed income	—	1,414,194	—	1,414,194
Trading securities—mortgage banking	—	—	2,151	2,151
Loans held-for-sale	—	1,955	18,926	20,881
Securities available-for-sale:
U.S. treasuries	—	99	—	99
Government agency issued MBS	—	2,577,376	—	2,577,376
Government agency issued CMO	—	2,269,858	—	2,269,858
Corporates and other debt	—	55,782	—	55,782
Interest-only strips	—	—	1,270	1,270
Equity, mutual funds, and other	27,017	—	—	27,017
Total securities available-for-sale	27,017	4,903,115	1,270	4,931,402
Other assets:
Deferred compensation assets	39,822	—	—	39,822
Derivatives, forwards and futures	10,161	—	—	10,161
Derivatives, interest rate contracts	—	71,473	—	71,473
Total other assets	49,983	71,473	—	121,456
Total assets	$77,000	$6,390,737	$22,347	$6,490,084
Trading liabilities—fixed income:
U.S. treasuries	$—	$506,679	$—	$506,679
Corporates and other debt	—	131,836	—	131,836
Total trading liabilities—fixed income	—	638,515	—	638,515
Other liabilities:
Derivatives, forwards and futures	9,535	—	—	9,535
Derivatives, interest rate contracts	—	69,842	—	69,842
Derivatives, other	—	39	5,645	5,684
Total other liabilities	9,535	69,881	5,645	85,061
Total liabilities	$9,535	$708,396	$5,645	$723,576

Summary of Changes in Level 3 Assets Measured At Fair Value
Changes in Recurring Level 3 Fair Value Measurements
The changes in Level 3 assets and liabilities measured at fair value for the years ended December 31, 2018, 2017 and 2016 on a recurring basis are summarized as follows:

	Year Ended December 31, 2018
(Dollars in thousands)	Trading securities		Interest-only strips- AFS		Loans held- for-sale		Net derivative liabilities
Balance on January 1, 2018	$2,151		$1,270		$18,926		$(5,645)
Total net gains/(losses) included in:
Net income	173		(398)		1,239		(4,677)
Purchases	—		—		62		(28,100)	(e)
Sales	—		(16,840)		—		—
Settlements	(800)		—		(3,598)		6,882
Net transfers into/(out of) Level 3	—		25,870	(b)	(356)	(d)	—
Balance on December 31, 2018	$1,524		$9,902		$16,273		$(31,540)
Net unrealized gains/(losses) included in net income	$6	(a)	$(1,025)	(c)	$1,239	(a)	$(4,677)	(f)

	Year Ended December 31, 2017
(Dollars in thousands)	Trading securities		Interest-only strips- AFS		Loans held- for-sale		Net derivative liabilities
Balance on January 1, 2017	$2,573		$—		$21,924		$(6,245)
Total net gains/(losses) included in:
Net income	448		1,021		1,547		(596)
Purchases	—		1,413		168		—
Sales	(5)		(11,431)		—		—
Settlements	(865)		—		(4,346)		1,196
Net transfers into/(out of) Level 3	—		10,267	(b)	(367)	(d)	—
Balance on December 31, 2017	$2,151		$1,270		$18,926		$(5,645)
Net unrealized gains/(losses) included in net income	$303	(a)	$(171)	(c)	$1,547	(a)	$(596)	(f)

	Year Ended December 31, 2016
(Dollars in thousands)	Trading securities		Loans held-for-sale		Securities available- for-sale	Mortgage servicing rights, net	Net derivative liabilities
Balance on January 1, 2016	$4,377		$27,418		$1,500	$1,841	$(4,810)
Total net gains/(losses) included in:
Net income	604		3,380		—	31	(2,634)
Purchases	—		706		—	—	—
Sales	—		—		—	(205)	—
Settlements	(2,408)		(6,264)		(1,500)	(682)	1,199
Net transfers into/(out of) Level 3	—		(3,316)	(d)	—	—	—
Balance on December 31, 2016	$2,573		$21,924		$—	$985	$(6,245)
Net unrealized gains/(losses) included in net income	$159	(a)	$3,380	(a)	$—	$—	$(2,634)	(f)

(a)	Primarily included in mortgage banking income on the Consolidated Statements of Income.

(b)	Transfers into interest-only strips - AFS level 3 measured on a recurring basis reflect movements from loans held-for-sale (Level 2 nonrecurring).

(c)	Primarily included in fixed income on the Consolidated Statements of Income.

(d)	Transfers out of loans held-for-sale level 3 measured on a recurring basis generally reflect movements into OREO (level 3 nonrecurring).

(e)	Increase related to newly executed Visa-related derivatives, see Note 22-Derivatives.

(f)	Included in Other expense.

Summary of Changes in Level 3 Net Derivative Asset (Liability) Measured at Fair Value
Changes in Recurring Level 3 Fair Value Measurements
The changes in Level 3 assets and liabilities measured at fair value for the years ended December 31, 2018, 2017 and 2016 on a recurring basis are summarized as follows:

	Year Ended December 31, 2018
(Dollars in thousands)	Trading securities		Interest-only strips- AFS		Loans held- for-sale		Net derivative liabilities
Balance on January 1, 2018	$2,151		$1,270		$18,926		$(5,645)
Total net gains/(losses) included in:
Net income	173		(398)		1,239		(4,677)
Purchases	—		—		62		(28,100)	(e)
Sales	—		(16,840)		—		—
Settlements	(800)		—		(3,598)		6,882
Net transfers into/(out of) Level 3	—		25,870	(b)	(356)	(d)	—
Balance on December 31, 2018	$1,524		$9,902		$16,273		$(31,540)
Net unrealized gains/(losses) included in net income	$6	(a)	$(1,025)	(c)	$1,239	(a)	$(4,677)	(f)

	Year Ended December 31, 2017
(Dollars in thousands)	Trading securities		Interest-only strips- AFS		Loans held- for-sale		Net derivative liabilities
Balance on January 1, 2017	$2,573		$—		$21,924		$(6,245)
Total net gains/(losses) included in:
Net income	448		1,021		1,547		(596)
Purchases	—		1,413		168		—
Sales	(5)		(11,431)		—		—
Settlements	(865)		—		(4,346)		1,196
Net transfers into/(out of) Level 3	—		10,267	(b)	(367)	(d)	—
Balance on December 31, 2017	$2,151		$1,270		$18,926		$(5,645)
Net unrealized gains/(losses) included in net income	$303	(a)	$(171)	(c)	$1,547	(a)	$(596)	(f)

	Year Ended December 31, 2016
(Dollars in thousands)	Trading securities		Loans held-for-sale		Securities available- for-sale	Mortgage servicing rights, net	Net derivative liabilities
Balance on January 1, 2016	$4,377		$27,418		$1,500	$1,841	$(4,810)
Total net gains/(losses) included in:
Net income	604		3,380		—	31	(2,634)
Purchases	—		706		—	—	—
Sales	—		—		—	(205)	—
Settlements	(2,408)		(6,264)		(1,500)	(682)	1,199
Net transfers into/(out of) Level 3	—		(3,316)	(d)	—	—	—
Balance on December 31, 2016	$2,573		$21,924		$—	$985	$(6,245)
Net unrealized gains/(losses) included in net income	$159	(a)	$3,380	(a)	$—	$—	$(2,634)	(f)

(a)	Primarily included in mortgage banking income on the Consolidated Statements of Income.

(b)	Transfers into interest-only strips - AFS level 3 measured on a recurring basis reflect movements from loans held-for-sale (Level 2 nonrecurring).

(c)	Primarily included in fixed income on the Consolidated Statements of Income.

(d)	Transfers out of loans held-for-sale level 3 measured on a recurring basis generally reflect movements into OREO (level 3 nonrecurring).

(e)	Increase related to newly executed Visa-related derivatives, see Note 22-Derivatives.

(f)	Included in Other expense.

Nonrecurring Fair Value Measurements
For assets measured at fair value on a nonrecurring basis which were still held on the balance sheet at December 31, 2018, 2017 and 2016, respectively, the following tables provide the level of valuation assumptions used to determine each adjustment, the related carrying value, and the fair value adjustments recorded during the respective periods.

	Carrying value at December 31, 2018				Year Ended December 31, 2018
(Dollars in thousands)	Level 1	Level 2	Level 3	Total	Net gains/(losses)
Loans held-for-sale—other consumer	$—	$18,712	$—	$18,712	$(1,809)
Loans held-for-sale—SBAs and USDA	—	577,280	1,011	578,291	(2,541)
Loans held-for-sale—first mortgages	—	—	541	541	13
Loans, net of unearned income (a)	—	—	48,259	48,259	(841)
OREO (b)	—	—	22,387	22,387	(2,599)
Other assets (c)	—	—	8,845	8,845	(4,712)
					$(12,489)

	Carrying value at December 31, 2017				Year Ended December 31, 2017
(Dollars in thousands)	Level 1	Level 2	Level 3	Total	Net gains/(losses)
Loans held-for-sale—SBAs and USDA	$—	$465,504	$1,473	$466,977	$(1,629)
Loans held-for-sale—first mortgages	—	—	618	618	36
Loans, net of unearned income (a)	—	—	26,666	26,666	(1,687)
OREO (b)	—	—	39,566	39,566	(996)
Other assets (c)	—	—	26,521	26,521	(3,468)
					$(7,744)

	Carrying value at December 31, 2016				Year Ended December 31, 2016
(Dollars in thousands)	Level 1	Level 2	Level 3	Total	Net gains/(losses)
Loans held-for-sale—SBAs	$—	$4,286	$—	$4,286	$(1)
Loans held-for-sale—first mortgages	—	—	638	638	75
Loans, net of unearned income (a)	—	—	31,070	31,070	(2,055)
OREO (b)	—	—	11,235	11,235	(2,041)
Other assets (c)	—	—	29,609	29,609	(3,349)
					$(7,371)

(a)
Represents carrying value of loans for which adjustments are required to be based on the appraised value of the collateral less estimated costs to sell. Write-downs on these loans are recognized as part of provision for loan losses.

(b)
Represents the fair value and related losses of foreclosed properties that were measured subsequent to their initial classification as OREO. Balance excludes OREO related to government insured mortgages.

(c)	Represents tax credit investments accounted for under the equity method.

Schedule Of Unobservable Inputs Utilized In Determining The Fair Value Of Level 3 Recurring And Non-Recurring Measurements
The following tables provide information regarding the unobservable inputs utilized in determining the fair value of level 3 recurring and non-recurring measurements as of December 31, 2018 and 2017:

(Dollars in thousands)
				Values Utilized
Level 3 Class	Fair Value at December 31, 2018	Valuation Techniques	Unobservable Input	Range	Weighted Average (d)
Available-for-sale- securities SBA-interest only strips	$9,902	Discounted cash flow	Constant prepayment rate	11% - 12%	11%
			Bond equivalent yield	14% - 15%	14%
Loans held-for-sale - residential real estate	16,815	Discounted cash flow	Prepayment speeds - First mortgage	2% - 10%	3%
			Prepayment speeds - HELOC	5% - 12%	7.5%
			Foreclosure losses	50% - 66%	63%
			Loss severity trends - First mortgage	2% - 25% of UPB	17%
			Loss severity trends - HELOC	50% - 100% of UPB	50%
Loans held-for-sale- unguaranteed interest in SBA loans	1,011	Discounted cash flow	Constant prepayment rate	8% - 12%	10%
			Bond equivalent yield	9%	9%
Derivative liabilities, other	31,540	Discounted cash flow	Visa covered litigation resolution amount	$5.0 billion - $5.8 billion	$5.6 billion
			Probability of resolution scenarios	10% - 25%	23%
			Time until resolution	18 - 48 months	36 months
Loans, net of unearned income (a)	48,259	Appraisals from comparable properties	Marketability adjustments for specific properties	0% - 10% of appraisal	NM
		Other collateral valuations	Borrowing base certificates adjustment	20% - 50% of gross value	NM
			Financial Statements/Auction values adjustment	0% - 25% of reported value	NM
OREO (b)	22,387	Appraisals from comparable properties	Adjustment for value changes since appraisal	0% - 10% of appraisal	NM
Other assets (c)	8,845	Discounted cash flow	Adjustments to current sales yields for specific properties	0% - 15% adjustment to yield	NM
		Appraisals from comparable properties	Marketability adjustments for specific properties	0% - 25% of appraisal	NM
NM - Not meaningful.

(a)
Represents carrying value of loans for which adjustments are required to be based on the appraised value of the collateral less estimated costs to sell. Write-downs on these loans are recognized as part of provision for loan losses.

(b)	Represents the fair value of foreclosed properties that were measured subsequent to their initial classification as OREO. Balance excludes OREO related to government insured mortgages.

(c)	Represents tax credit investments accounted for under the equity method.

(d)	Weighted averages are determined by the relative fair value of the instruments or the relative contribution to an instrument's fair value

(Dollars in thousands)
				Values Utilized
Level 3 Class	Fair Value at December 31, 2017	Valuation Techniques	Unobservable Input	Range	Weighted Average (d)
Available-for-sale- securities SBA-interest only strips	$1,270	Discounted cash flow	Constant prepayment rate	10% - 11%	11%
			Bond equivalent yield	17%	17%
Loans held-for-sale - residential real estate	19,544	Discounted cash flow	Prepayment speeds - First mortgage	2% - 12%	3%
			Prepayment speeds - HELOC	5% - 12%	8%
			Foreclosure losses	50% - 70%	65%
			Loss severity trends - First mortgage	5% - 30% of UPB	20%
			Loss severity trends - HELOC	15% - 100% of UPB	55%
Loans held-for-sale- unguaranteed interest in SBA loans	1,473	Discounted cash flow	Constant prepayment rate	8% - 12%	10%
			Bond equivalent yield	9% - 10%	10%
Derivative liabilities, other	5,645	Discounted cash flow	Visa covered litigation resolution amount	$4.4 billion - $5.2 billion	$4.9 billion
			Probability of resolution scenarios	10% - 30%	23%
			Time until resolution	18 - 48 months	35 months
Loans, net of unearned income (a)	26,666	Appraisals from comparable properties	Marketability adjustments for specific properties	0% - 10% of appraisal	NM
		Other collateral valuations	Borrowing base certificates adjustment	20% - 50% of gross value	NM
			Financial Statements/Auction values adjustment	0% - 25% of reported value	NM
OREO (b)	39,566	Appraisals from comparable properties	Adjustment for value changes since appraisal	0% - 10% of appraisal	NM
Other assets (c)	26,521	Discounted cash flow	Adjustments to current sales yields for specific properties	0% - 15% adjustment to yield	NM
		Appraisals from comparable properties	Marketability adjustments for specific properties	0% - 25% of appraisal	NM

NM - Not meaningful.

(a)
Represents carrying value of loans for which adjustments are required to be based on the appraised value of the collateral less estimated costs to sell. Write-downs on these loans are recognized as part of provision for loan losses.

(b)	Represents the fair value of foreclosed properties that were measured subsequent to their initial classification as OREO. Balance excludes OREO related to government insured mortgages.

(c)	Represents tax credit investments accounted for under the equity method.

(d)	Weighted averages are determined by the relative fair value of the instruments or the relative contribution to an instrument's fair value

Summary Of Differences Between The Fair Value Carrying Amount Of Mortgages Held-For-Sale And Aggregate Unpaid Principal Amount
The following tables reflect the differences between the fair value carrying amount of residential real estate loans held-for-sale measured at fair value in accordance with management’s election and the aggregate unpaid principal amount FHN is contractually entitled to receive at maturity.

	December 31, 2018
(Dollars in thousands)	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal
Residential real estate loans held-for-sale reported at fair value:
Total loans	$16,273	$23,567	$(7,294)
Nonaccrual loans	4,536	8,128	(3,592)
Loans 90 days or more past due and still accruing	171	281	(110)

	December 31, 2017
(Dollars in thousands)	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal
Residential real estate loans held-for-sale reported at fair value:
Total loans	$20,881	$29,755	$(8,874)
Nonaccrual loans	5,783	10,881	(5,098)
Loans 90 days or more past due and still accruing	—	—	—

Changes In Fair Value Of Assets And Liabilities Which Fair Value Option Included In Current Period Earnings
Assets and liabilities accounted for under the fair value election are initially measured at fair value with subsequent changes in fair value recognized in earnings. Such changes in the fair value of assets and liabilities for which FHN elected the fair value option are included in current period earnings with classification in the income statement line item reflected in the following table:

	Year Ended December 31
(Dollars in thousands)	2018	2017	2016
Changes in fair value included in net income:
Mortgage banking noninterest income
Loans held-for-sale	$1,239	$1,547	$3,380

Summary Of Book Value And Estimated Fair Value Of Financial Instruments
The following tables summarize the book value and estimated fair value of financial instruments recorded in the Consolidated Statements of Condition as of December 31, 2018 and December 31, 2017:

	December 31, 2018
	Book Value	Fair Value
(Dollars in thousands)		Level 1	Level 2	Level 3	Total
Assets:
Loans, net of unearned income and allowance for loan losses
Commercial:
Commercial, financial and industrial	$16,415,381	$—	$—	$16,438,272	$16,438,272
Commercial real estate	3,999,559	—	—	3,997,736	3,997,736
Consumer:
Consumer real estate	6,223,077	—	—	6,194,066	6,194,066
Permanent mortgage	211,448	—	—	227,254	227,254
Credit card & other	505,643	—	—	507,001	507,001
Total loans, net of unearned income and allowance for loan losses	27,355,108	—	—	27,364,329	27,364,329
Short-term financial assets:
Interest-bearing cash	1,277,611	1,277,611	—	—	1,277,611
Federal funds sold	237,591	—	237,591	—	237,591
Securities purchased under agreements to resell	386,443	—	386,443	—	386,443
Total short-term financial assets	1,901,645	1,277,611	624,034	—	1,901,645
Trading securities (a)	1,448,168	—	1,446,644	1,524	1,448,168
Loans held-for-sale:		—
Mortgage loans (elected fair value) (a)	16,273	—	—	16,273	16,273
USDA & SBA loans- LOCOM	578,291	—	582,476	1,015	583,491
Other consumer loans- LOCOM	25,134	—	6,422	18,712	25,134
Mortgage loans- LOCOM	59,451	—	—	59,451	59,451
Total loans held-for-sale	679,149	—	588,898	95,451	684,349
Securities available-for-sale (a)	4,626,470	—	4,616,568	9,902	4,626,470
Securities held-to-maturity	10,000	—	—	9,843	9,843
Derivative assets (a)	81,475	28,826	52,649	—	81,475
Other assets:
Tax credit investments	163,300	—	—	159,452	159,452
Deferred compensation mutual funds	37,771	37,771	—	—	37,771
Equity, mutual funds, and other (b)	240,780	22,248	—	218,532	240,780
Total other assets	441,851	60,019	—	377,984	438,003
Total assets	$36,543,866	$1,366,456	$7,328,793	$27,859,033	$36,554,282
Liabilities:
Defined maturity deposits	$4,105,777	$—	$4,082,822	$—	$4,082,822
Trading liabilities (a)	335,380	—	335,380	—	335,380
Short-term financial liabilities:
Federal funds purchased	256,567	—	256,567	—	256,567
Securities sold under agreements to repurchase	762,592	—	762,592	—	762,592
Other short-term borrowings	114,764	—	114,764	—	114,764
Total short-term financial liabilities	1,133,923	—	1,133,923	—	1,133,923
Term borrowings:
Real estate investment trust-preferred	46,168	—	—	47,000	47,000
Term borrowings—new market tax credit investment	2,699	—	—	2,664	2,664
Secured borrowings	19,588	—	—	19,588	19,588
Junior subordinated debentures	143,255	—	—	134,266	134,266
Other long term borrowings	959,253	—	960,483	—	960,483
Total term borrowings	1,170,963	—	960,483	203,518	1,164,001
Derivative liabilities (a)	133,713	30,236	71,937	31,540	133,713
Total liabilities	$6,879,756	$30,236	$6,584,545	$235,058	$6,849,839

(a)	Classes are detailed in the recurring and nonrecurring measurement tables.

(b)	Level 1 primarily consists of mutual funds with readily determinable fair value. Level 3 includes restricted investments in FHLB-Cincinnati stock of $87.9 million and FRB stock of $130.7 million.

	December 31, 2017
	Book Value	Fair Value
(Dollars in thousands)		Level 1	Level 2	Level 3	Total
Assets:
Loans, net of unearned income and allowance for loan losses
Commercial:
Commercial, financial and industrial	$15,959,062	$—	$—	$15,990,991	$15,990,991
Commercial real estate	4,186,268	—	—	4,215,367	4,215,367
Consumer:
Consumer real estate	6,330,384	—	—	6,320,308	6,320,308
Permanent mortgage	383,742	—	—	388,396	388,396
Credit card & other	609,918	—	—	607,955	607,955
Total loans, net of unearned income and allowance for loan losses	27,469,374	—	—	27,523,017	27,523,017
Short-term financial assets:
Interest-bearing cash	1,185,600	1,185,600	—	—	1,185,600
Federal funds sold	87,364	—	87,364	—	87,364
Securities purchased under agreements to resell	725,609	—	725,609	—	725,609
Total short-term financial assets	1,998,573	1,185,600	812,973	—	1,998,573
Trading securities (a)	1,416,345	—	1,414,194	2,151	1,416,345
Loans held-for-sale:
Mortgage loans	88,173	—	6,902	81,271	88,173
USDA & SBA loans	466,977	—	467,227	1,510	468,737
Other consumer loans	144,227	—	9,965	134,262	144,227
Securities available-for-sale (a) (b)	5,170,255	27,017	4,903,115	240,123	5,170,255
Securities held-to-maturity	10,000	—	—	9,901	9,901
Derivative assets (a)	81,634	10,161	71,473	—	81,634
Other assets:
Tax credit investments	119,317	—	—	112,292	112,292
Deferred compensation assets	39,822	39,822	—	—	39,822
Total other assets	159,139	39,822	—	112,292	152,114
Nonearning assets:
Cash & due from banks	639,073	639,073	—	—	639,073
Fixed income receivables	68,693	—	68,693	—	68,693
Accrued interest receivable	97,239	—	97,239	—	97,239
Total nonearning assets	805,005	639,073	165,932	—	805,005
Total assets	$37,809,702	$1,901,673	$7,851,781	$28,104,527	$37,857,981
Liabilities:
Deposits:
Defined maturity	$3,322,921	$—	$3,293,650	$—	$3,293,650
Undefined maturity	27,297,441	—	27,297,431	—	27,297,431
Total deposits	30,620,362	—	30,591,081	—	30,591,081
Trading liabilities (a)	638,515	—	638,515	—	638,515
Short-term financial liabilities:
Federal funds purchased	399,820	—	399,820	—	399,820
Securities sold under agreements to repurchase	656,602	—	656,602	—	656,602
Other short-term borrowings	2,626,213	—	2,626,213	—	2,626,213
Total short-term financial liabilities	3,682,635	—	3,682,635	—	3,682,635
Term borrowings:
Real estate investment trust-preferred	46,100	—	—	48,880	48,880
Term borrowings—new market tax credit investment	18,000	—	—	17,930	17,930
Secured borrowings	18,642	—	—	18,305	18,305
Junior subordinated debentures	187,281	—	—	187,281	187,281
Other long term borrowings	948,074	—	966,292	—	966,292
Total term borrowings	1,218,097	—	966,292	272,396	1,238,688
Derivative liabilities (a)	85,061	9,535	69,881	5,645	85,061
Other noninterest-bearing liabilities:
Fixed income payables	48,996	—	48,996	—	48,996
Accrued interest payable	16,270	—	16,270	—	16,270
Total other noninterest-bearing liabilities	65,266	—	65,266	—	65,266
Total liabilities	$36,309,936	$9,535	$36,013,670	$278,041	$36,301,246

(a)	Classes are detailed in the recurring and nonrecurring measurement tables.

(b)	Level 3 includes restricted investments in FHLB-Cincinnati stock of $87.9 million and FRB stock of $134.6 million.

	Contractual Amount		Fair Value
(Dollars in thousands)	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
Unfunded Commitments:
Loan commitments	$10,884,975	$10,678,485	$2,551	$2,617
Standby and other commitments	446,958	420,728	5,043	4,037